Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13 — INCOME TAXES

Prior to the Separation, our operations were historically included in Dover’s U.S. combined federal and state income tax returns. For the periods prior to the Separation, income tax expense and deferred tax balances are presented in these condensed consolidated financial statements as if Apergy filed its own tax returns in each jurisdiction and include tax losses and tax credits that may not reflect tax positions taken by Dover. In many cases, tax losses and tax credits generated by Apergy through the date of the Separation were utilized by Dover. Income tax payable balances as of December 31, 2017, were classified within “net parent investment in Apergy” on the condensed combined balance sheet since Dover is legally liable for the tax.

Our income tax provision reflected effective tax rates of 23.2% and 30.6% for the three months ended September 30, 2018 and 2017, respectively, and 25.2% and 30.9% for the nine months ended September 30, 2018 and 2017, respectively. The year-over-year decrease in the effective tax rates was primarily due to the Tax Reform Act, which was enacted on December 22, 2017, and which reduced the U.S. corporate income tax rate from a maximum of 35% to 21%, effective January 1, 2018. This benefit was partially offset by tax on capital gains related to certain reorganizations of our subsidiaries as a result of the Separation.

We recognized provisional tax impacts related to deemed repatriated earnings and the benefit for the revaluation of deferred tax assets and liabilities in our combined financial statements for the year ended December 31, 2017. The provisions in the Tax Reform Act are broad and complex. As of September 30, 2018, we have not yet completed our accounting for the income tax effects of the Tax Reform Act but have made reasonable estimates of those effects on our existing deferred income tax balances and the one-time deemed repatriation tax. The final financial statement impact of the Tax Reform Act may differ from our estimates, possibly materially, due to, among other things, changes in interpretations of the Tax Reform Act, any legislative action to address questions that arise because of the Tax Reform Act, and changes in accounting standards for income taxes or related interpretations in response to the Tax Reform Act, or any updates or changes to estimates we have utilized to calculate the provisional impacts. The SEC has issued rules which allow for a measurement period of up to one year after the enactment date of the Tax Reform Act to finalize the recording of the related income tax impacts. We expect to finalize our analysis related to the Tax Reform Act by the end of the measurement period.

11. Income Taxes

The operations of Apergy have been historically included in Dover’s U.S. combined federal and state income tax returns. Income tax expense and deferred tax balances are presented in these financial statements as if Apergy filed its own tax returns in each jurisdiction. These statements include tax losses and tax credits that may not reflect tax positions taken by Dover. In many cases, tax losses and tax credits generated by Apergy have been utilized by Dover.

Income taxes have been based on the following components of income (loss) before income taxes in the Combined Statements of Income:

	Years Ended December 31,
	2017	2016	2015
Domestic	$66,852	$(25,926)	$61,670
Foreign	22,432	7,092	15,595

Total	$89,284	$(18,834)	$77,265

Income tax (benefit) expense relating to continuing operations for the years ended December 31, 2017 and 2016 is comprised of the following:

	Years Ended December 31,
	2017	2016	2015
Current:
U.S. federal	$42,312	$8,872	$40,415
State and local	4,230	1,995	(332)
Foreign	6,176	971	5,344

Total current	52,718	11,838	45,427

Deferred:
U.S. federal	(73,544)	(19,161)	(23,135)
State and local	(1,361)	(771)	4,141
Foreign	(97)	51	(2,302)

Total deferred	(75,002)	(19,881)	(21,296)

Total (benefit) expense	$(22,284)	$(8,043)	$24,131

Differences between the effective income tax rate and the U.S. federal income statutory tax rate are as follows:

	Years Ended December 31,
	2017	2016	2015
U.S. federal income tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal income tax benefit	2.1	(3.9)	3.1
Foreign operations tax effect	(2.8)	7.8	(3.1)
Research and experimentation tax credits	(0.7)	2.3	(0.7)
Domestic manufacturing deduction	(4.5)	6.2	(4.6)
Nondeductible expenses	0.7	(3.3)	1.0
ESOP dividends	(0.2)	2.9	(0.7)
Branch income	1.1	(2.9)	0.8
Changes due to the Tax Reform Act	(55.2)	—	—
Other	(0.5)	(1.4)	0.4

Effective tax rate from continuing operations	(25.0)%	42.7%	31.2%

The tax effects of temporary differences that give rise to future deferred tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016
Deferred Tax Assets:
Accrued compensation, principally post-retirement and other employee benefits	$4,568	$9,126
Accrued expenses, principally for state income taxes, interest and warranty	846	1,512
Net operating loss and other carryforwards	1,280	1,082
Accounts receivable, principally due to allowance for doubtful accounts	827	1,780
Long-term liabilities, principally warranty, environmental and exit cost	678	620
Other assets	132	459

Total gross deferred tax assets	8,331	14,579
Valuation allowance	(1,280)	(1,082)

Total deferred tax assets, net of valuation allowances	$7,051	$13,497

Deferred Tax Liabilities:
Inventories, principally due to reserves for financial reporting purposes and capitalization for tax purposes	$(3,687)	$(4,754)
Intangible assets, principally due to different tax and financial reporting bases and amortization lives	(83,669)	(149,500)
Property, plant and equipment, principally due to differences in depreciation	(16,134)	(26,254)

Total gross deferred tax liabilities	(103,490)	(180,508)

Net deferred tax liability	$(96,439)	$(167,011)

Classified as follows in the Combined Balance Sheets:
Other assets and deferred charges	$546	$554
Deferred income taxes	(96,985)	(167,565)

	$(96,439)	$(167,011)

As of December 31, 2017, the Company had non-U.S. loss carryforwards of $5.0 million. The entire balance of the non-U.S. losses as of December 31, 2017 is available to be carried forward, with $4.9 million of these losses beginning to expire during the years 2028 through 2038. The remaining $0.1 million is available to be carried forward indefinitely.

The Company maintains valuation allowances by jurisdiction against the deferred tax assets related to these carryforwards as utilization of these tax benefits is not assured for certain jurisdictions.

The Tax Reform Act, which was enacted on December 22, 2017, permanently reduces the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018. As a result of the reduction in the U.S. corporate income tax rate, the Company revalued its ending net deferred tax liabilities as of December 31, 2017 and recognized a provisional tax benefit of $53.2 million. The Tax Reform Act also imposed a tax for a one-time deemed repatriation of post-1986 unremitted foreign earnings and profits through the year ended December 31, 2017. The Company recorded a provisional tax expense related to the deemed repatriation of $3.9 million. The Company plans to make cash distributions to the U.S from non-U.S. subsidiaries of up to an estimated $6.0 million, which is not anticipated to result in any withholding tax expense. For purposes of the historical Combined Financial Statements, the Company’s income tax expense and deferred tax balances have been estimated as if we filed income tax returns on a stand-alone basis separate from Dover. Income taxes payable at each balance sheet date computed under the stand-alone return basis are classified within Parent Company investment in Apergy since Dover is legally liable for the tax. As a stand-alone entity, our deferred taxes and effective tax rate may differ from those of Dover in the historical periods.

The GILTI provisions of the Tax Reform Act require the Company to include in its U.S. income tax return foreign subsidiary earnings in excess of an allowable return on the foreign subsidiary’s tangible assets. The Company expects that it will be subject to incremental U.S. tax on GILTI income beginning in 2018, due to expense allocations required by the U.S. foreign tax credit rules. The Company has elected to account for GILTI tax in the period in which it is incurred, and therefore has not provided any deferred tax impacts of GILTI in its combined financial statements for the year ended December 31, 2017.

On December 22, 2017, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Reform Act. In accordance with the SAB 118 guidance, the Company has recognized the provisional tax impacts related to deemed repatriated earnings and the benefit for the revaluation of deferred tax assets and liabilities in its combined financial statements for the year ended December 31, 2017. The final impact may differ from these provisional amounts, possibly materially, due to, among other things, issuance of additional regulatory guidance, changes in interpretations and assumptions the Company has made, and actions the Company may take as a result of the Tax Reform Act. In accordance with SAB 118 the financial reporting impact of the Tax Reform Act will be completed in the fourth quarter of 2018.

The Company files U.S., federal, state, local and foreign tax returns. The Company is routinely audited by the tax authorities in these jurisdictions, and a number of audits are currently underway. The Company is no longer subject to examinations of its federal income tax returns for years through 2013. All significant state, local and international matters have been concluded for years through 2012. The Company believes that all income tax uncertainties have been properly accounted. The Company has not recorded a liability for uncertain tax positions at December 31, 2017 and 2016.